OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Lease	$ 261,784	$ 330,039
Non-lease	346,159	375,760
Total	607,943	705,799	$ 656,070
Time Charter Revenue [Member]
Disaggregation of Revenue [Line Items]
Lease	235,673	299,946
Non-lease	0	0
Total	235,673	299,946	331,469
Voyage Charter Revenue [Member]
Disaggregation of Revenue [Line Items]
Lease	26,111	30,093
Non-lease	344,019	374,091
Total	370,130	404,184	322,804
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Lease	0	0
Non-lease	2,140	1,669
Total	$ 2,140	$ 1,669	$ 1,797